Employee Benefits - Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
U.S.
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost
Net loss	$ 1,762	$ 1,705
Prior service cost (income)	1	3
Net amount recognized	1,763	1,708
U.K.
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost
Net loss	1,204	1,106
Prior service cost (income)	40	30
Net amount recognized	1,244	1,136
Other
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost
Net loss	460	440
Prior service cost (income)	(6)	(7)
Net amount recognized	$ 454	$ 433